UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-3694

                         OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  December 31, 2003 / Unaudited

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
-----------------------------------------------------------------
 COMMON STOCKS--98.4%
-----------------------------------------------------------------
 INDUSTRIALS--0.3%
-----------------------------------------------------------------
 MACHINERY--0.3%
 Trans Hex
 Group Ltd.                             230,100    $    965,213
-----------------------------------------------------------------
 MATERIALS--98.1%
-----------------------------------------------------------------
 METALS & MINING--98.1%
 Aber Diamond
 Corp. 1                                167,300       6,086,108
-----------------------------------------------------------------
 Agnico-Eagle
 Mines Ltd.                             772,000       9,318,040
-----------------------------------------------------------------
 Amerigo
 Resources Ltd. 1                       355,000         549,429
-----------------------------------------------------------------
 Anglo American
 Platinum Corp. Ltd.                     86,000       3,755,655
-----------------------------------------------------------------
 AngloGold Ltd.,
 Sponsored ADR                          203,807       9,517,787
-----------------------------------------------------------------
 Ashanti Goldfields
 Co. Ltd., Sponsored
 GDR 1                                1,023,400      13,345,136
-----------------------------------------------------------------
 Aurizon Mines Ltd. 1                   750,000       1,143,355
-----------------------------------------------------------------
 Barrick Gold Corp.                     811,900      18,438,249
-----------------------------------------------------------------
 Bema Gold Corp. 1                    1,150,000       4,278,000
-----------------------------------------------------------------
 Bema Gold Corp. 1                    1,000,000       3,729,928
-----------------------------------------------------------------
 Cambior, Inc. 1                      2,258,900       6,974,665
-----------------------------------------------------------------
 Cameco Corp.                           145,000       8,387,502
-----------------------------------------------------------------
 Canico
 Resource Corp. 1                       351,400       3,548,671
-----------------------------------------------------------------
 Coeur d'Alene
 Mines Corp. 1                        1,241,000       7,172,980
-----------------------------------------------------------------
 Compania de Minas
 Buenaventura SA,
 Sponsored ADR,
 B Shares                               600,000      16,968,000
-----------------------------------------------------------------
 Eldorado Gold
 Corp. Ltd. 1                         2,500,600       7,837,052
-----------------------------------------------------------------
 First Quantum
 Minerals Ltd. 1                        377,700       4,112,392
-----------------------------------------------------------------
 Freeport-McMoRan
 Copper & Gold,
 Inc., Cl. B                            390,000      16,430,700
-----------------------------------------------------------------
 Gabriel
 Resources Ltd. 1                       730,000       2,768,040
-----------------------------------------------------------------
 Glamis Gold Ltd. 1                     502,800       8,607,936

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
-----------------------------------------------------------------
 METALS & MINING Continued
 Gold Fields Ltd.,
 Sponsored ADR                          200,000    $  2,788,000
-----------------------------------------------------------------
 Goldcorp, Inc.                         848,800      13,538,360
-----------------------------------------------------------------
 Golden Star
 Resources Ltd. 1                       873,900       6,126,937
-----------------------------------------------------------------
 Harmony Gold
 Mining Co. Ltd.,
 Sponsored ADR                          262,000       4,252,260
-----------------------------------------------------------------
 Hecla Mining Co. 1                     609,700       5,054,413
-----------------------------------------------------------------
 IAMGOLD Corp.                        1,412,400       9,858,656
-----------------------------------------------------------------
 Ivanhoe Mines Ltd. 1                   832,200       6,633,128
-----------------------------------------------------------------
 Kenor ASA 1                          1,710,899       1,280,705
-----------------------------------------------------------------
 Kingsgate
 Consolidated Ltd.                      300,000         867,974
-----------------------------------------------------------------
 Kinross Gold Corp. 1                   400,000       3,194,428
-----------------------------------------------------------------
 Kinross Gold Corp. 1                   745,290       5,954,867
-----------------------------------------------------------------
 Lihir Gold Ltd.                      2,810,300       3,070,260
-----------------------------------------------------------------
 Meridian Gold, Inc. 1                  280,000       4,090,800
-----------------------------------------------------------------
 Metall Mining Corp. 1                  370,000       4,996,324
-----------------------------------------------------------------
 Minefinders
 Corp. Ltd. 1                           130,000       1,066,357
-----------------------------------------------------------------
 Nevsun
 Resources Ltd. 1                       275,000       1,430,064
-----------------------------------------------------------------
 Nevsun
 Resources Ltd. 1                       175,000         970,445
-----------------------------------------------------------------
 Newcrest
 Mining Ltd.                          1,408,997      13,747,835
-----------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)                    747,105      36,316,774
-----------------------------------------------------------------
 Northgate
 Exploration Ltd. 1                   2,370,000       4,896,808
-----------------------------------------------------------------
 Placer Dome, Inc.                    1,010,000      18,089,100
-----------------------------------------------------------------
 Queenstake
 Resources Ltd. 1                     3,660,700       2,096,280
-----------------------------------------------------------------
 Randgold Resources
 Ltd., ADR                              175,800       4,799,340
-----------------------------------------------------------------
 Rio Narcea Gold
 Mines Ltd. 1                         1,265,000       3,915,651
-----------------------------------------------------------------
 Royal Gold, Inc.                       260,000       5,441,800
-----------------------------------------------------------------
 Sons of Gwalia Ltd. 1                2,069,892       5,536,439
-----------------------------------------------------------------
 Southwestern
 Resources Corp. 1                      150,000       4,631,457
-----------------------------------------------------------------
 Teck Cominco
 Ltd., Cl. B                            330,000       5,600,232


8 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
-----------------------------------------------------------------
 METALS & MINING Continued
 Wheaton River
 Minerals Ltd. 1                      3,239,700    $  9,702,178
-----------------------------------------------------------------
 Wolfden
 Resources, Inc. 1                      300,000       1,316,309
-----------------------------------------------------------------
 Yamana Gold, Inc. 1                    450,000       1,079,515
                                                   --------------
                                                    345,313,321
                                                   --------------
 Total Common Stocks
 (Cost $223,075,308)                                346,278,534

                                          UNITS
-----------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.2%

 Eldorado Gold Corp.
 Wts., Exp. 8/25/04 1                   240,000         111,434
-----------------------------------------------------------------
 Goldcorp, Inc. Wts.,
 Exp. 4/30/07 1                           7,500          86,250
-----------------------------------------------------------------
 Rio Narcea Gold
 Mines Ltd. Wts.,
 Exp. 9/11/08 1                         132,500         123,041
-----------------------------------------------------------------
 Wheaton River
 Minerals Ltd. Wts.:
 Exp. 5/30/07 1                         125,000         223,447
 Exp. 8/25/08 1                         150,000         214,742
                                                   --------------
 Total Rights, Warrants
 and Certificates
 (Cost $95,520)                                         758,914

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
-----------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.9%

 Undivided interest of 1.71% in joint repurchase
 agreement (Principal Amount/Market Value
 $190,001,000, with a maturity value of
 $190,009,444) with Banc One Capital
 Markets, Inc., 0.80%, dated 12/31/03,
 to be repurchased at $3,247,144
 in 1/2/04, collateralized by U.S.
 Treasury Bonds, 4.25%, 11/30/13,
 with a value of $194,000,862
 (Cost $3,247,000)                   $3,247,000    $  3,247,000

-----------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $226,417,828)                       99.5%    350,284,448
-----------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                         0.5       1,690,747
                                         ------------------------
 NET ASSETS                               100.0%   $351,975,195
                                         ========================

 FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Non-income producing security.

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS                             MARKET VALUE        PERCENT
-----------------------------------------------------------------------------
 Canada                                          $189,756,096          54.2%
 United States                                     82,553,807          23.6
 South Africa                                      34,624,051           9.9
 Australia                                         23,222,508           6.6
 Peru                                              16,968,000           4.8
 China                                              1,879,281           0.5
 Norway                                             1,280,705           0.4
                                                 ----------------------------
 Total                                           $350,284,448         100.0%
                                                 ============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $226,417,828)--see accompanying statement             $350,284,448
-------------------------------------------------------------------------------------------------
 Cash                                                                                    72,139
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                   1,965,069
 Investments sold                                                                       482,841
 Interest and dividends                                                                  94,467
 Other                                                                                    4,512
                                                                                   --------------
 Total assets                                                                       352,903,476

-------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                 537,128
 Distribution and service plan fees                                                     190,168
 Shareholder reports                                                                     88,750
 Transfer and shareholder servicing agent fees                                           59,301
 Trustees' compensation                                                                  21,488
 Other                                                                                   31,446
                                                                                   --------------
 Total liabilities                                                                      928,281

-------------------------------------------------------------------------------------------------
 NET ASSETS                                                                        $351,975,195
                                                                                   ==============

-------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                   $230,162,467
-------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                    (16,370,069)
-------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions      14,313,817
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                      123,868,980
                                                                                   --------------
 NET ASSETS                                                                        $351,975,195
                                                                                   ==============


10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


-------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $227,440,502 and 10,870,245 shares of beneficial interest outstanding)                  $20.92
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                             $22.20
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
 assets of $68,966,063 and 3,365,221 shares of beneficial interest outstanding)          $20.49
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
 assets of $52,205,257 and 2,549,400 shares of beneficial interest outstanding)          $20.48
-------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
 assets of $3,363,373 and 162,373 shares of beneficial interest outstanding)             $20.71


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited

 FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $60,445)                          $  1,156,799
------------------------------------------------------------------------------------------------
 Interest                                                                               30,291
                                                                                  --------------
 Total investment income                                                             1,187,090

------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                     1,018,949
------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               205,926
 Class B                                                                               274,117
 Class C                                                                               200,656
 Class N                                                                                 5,336
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               218,399
 Class B                                                                                69,728
 Class C                                                                                39,227
 Class N                                                                                 3,286
------------------------------------------------------------------------------------------------
 Shareholder reports:
 Class A                                                                                47,765
 Class B                                                                                14,780
 Class C                                                                                10,551
 Class N                                                                                   462
------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                            15,436
------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  5,476
------------------------------------------------------------------------------------------------
 Other                                                                                  34,078
                                                                                  --------------
 Total expenses                                                                      2,164,172
 Less reduction to custodian expenses                                                     (441)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A        (5,029)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B          (997)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C          (300)
                                                                                  --------------
 Net expenses                                                                        2,157,405

------------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                                  (970,315)

------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on:
 Investments                                                                        16,720,323
 Closing and expiration of option contracts written                                     72,599
 Foreign currency transactions                                                       4,219,704
                                                                                  --------------
 Net realized gain                                                                  21,012,626
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                       103,052,914
 Translation of assets and liabilities denominated in foreign currencies             2,070,088
                                                                                  --------------
 Net change in unrealized appreciation                                             105,123,002

------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $125,165,313
                                                                                  ==============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS            YEAR
                                                               ENDED           ENDED
                                                   DECEMBER 31, 2003        JUNE 30,
                                                         (UNAUDITED)            2003
--------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income (loss)                           $   (970,315)   $    409,122
--------------------------------------------------------------------------------------
 Net realized gain                                        21,012,626      15,040,611
--------------------------------------------------------------------------------------
 Net change in unrealized appreciation                   105,123,002     (10,602,513)
                                                        ------------------------------
 Net increase in net assets resulting from operations    125,165,313       4,847,220

--------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                  (7,772,920)     (1,502,583)
 Class B                                                  (2,019,095)       (183,324)
 Class C                                                  (1,584,832)       (107,362)
 Class N                                                    (111,403)         (7,661)
--------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                  (4,608,552)             --
 Class B                                                  (1,416,684)             --
 Class C                                                  (1,068,266)             --
 Class N                                                     (67,331)             --

--------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                  27,585,894      11,194,743
 Class B                                                   6,073,144       4,444,731
 Class C                                                  10,669,321       7,990,546
 Class N                                                   1,204,251       1,215,483

--------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                          152,048,840      27,891,793
--------------------------------------------------------------------------------------
 Beginning of period                                     199,926,355     172,034,562
                                                        ------------------------------
 End of period [including accumulated net investment
 loss of $16,370,069 and $3,911,504, respectively]      $351,975,195    $199,926,355
                                                        ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS

                                          SIX MONTHS                                                              YEAR
                                               ENDED                                                             ENDED
                                   DECEMBER 31, 2003                                                          JUNE 30,
  CLASS A                                (UNAUDITED)           2003         2002          2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $13.79         $13.37       $ 9.91         $8.80       $9.85       $8.81
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .03            .07          .19           .14         .06         .06
 Net realized and unrealized gain (loss)        8.30            .50         3.74          1.20        (.91)       1.00
                                              ---------------------------------------------------------------------------
 Total from investment operations               8.33            .57         3.93          1.34        (.85)       1.06
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.75)          (.15)        (.47)         (.23)       (.20)       (.02)
 Distributions from net realized gain           (.45)            --           --            --          --          --
                                              ---------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                 (1.20)          (.15)        (.47)         (.23)       (.20)       (.02)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $20.92         $13.79       $13.37         $9.91       $8.80       $9.85
                                              ===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            60.93%          4.35% 2     41.56%        15.60%      (8.83)%     12.03%

-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)   $227,441       $131,183     $117,794       $57,294     $61,298     $78,514
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $176,638       $128,266     $ 76,482       $54,347     $72,512     $78,932
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (0.44)%         0.46%        0.34%         1.82%       0.66%       0.62%
 Total expenses                                 1.31% 4,5      1.40% 4      1.45% 4,5     1.34% 4     1.41% 4     1.62% 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          51%           134%          60%           25%         36%         45%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                          SIX MONTHS                                                              YEAR
                                               ENDED                                                             ENDED
                                   DECEMBER 31, 2003                                                          JUNE 30,
  CLASS B                                (UNAUDITED)           2003         2002          2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $13.50         $13.10       $ 9.73         $8.63       $9.67       $8.70
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.04)          (.01)         .16           .09         .01          --
 Net realized and unrealized gain (loss)        8.12            .47         3.62          1.16        (.92)        .97
                                              ---------------------------------------------------------------------------
 Total from investment operations               8.08            .46         3.78          1.25        (.91)        .97
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.64)          (.06)        (.41)         (.15)       (.13)         --
 Distributions from net realized gain           (.45)            --           --            --          --          --
                                              ---------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                 (1.09)          (.06)        (.41)         (.15)       (.13)         --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $20.49         $13.50       $13.10         $9.73       $8.63       $9.67
                                              ===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            60.28%          3.57% 2     40.46%        14.76%      (9.52)%     11.15%

-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)    $68,966        $41,426      $36,585       $16,990     $15,907     $14,528
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $54,526        $38,243      $23,133       $14,554     $16,624     $12,369
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (1.23)%        (0.34)%      (0.51)%        0.98%      (0.17)%     (0.22)%
 Total expenses                                 2.08% 4,5      2.18% 4      2.22% 4,5     2.11% 4     2.19% 4     2.41% 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          51%           134%          60%           25%         36%         45%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued

                                          SIX MONTHS                                                              YEAR
                                               ENDED                                                             ENDED
                                   DECEMBER 31, 2003                                                          JUNE 30,
  CLASS C                                (UNAUDITED)           2003         2002          2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $13.51         $13.11       $ 9.74         $8.66       $9.69       $8.72
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    .01            .09          .15           .13         .01        (.02)
 Net realized and unrealized gain (loss)        8.07            .38         3.63          1.12        (.91)        .99
                                              ---------------------------------------------------------------------------
 Total from investment operations               8.08            .47         3.78          1.25        (.90)        .97
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.66)          (.07)        (.41)         (.17)       (.13)         --
 Distributions from net realized gain           (.45)            --           --            --          --          --
                                              ---------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                 (1.11)          (.07)        (.41)         (.17)       (.13)         --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $20.48         $13.51       $13.11         $9.74       $8.66       $9.69
                                              ===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            60.29%          3.63% 2     40.46%        14.71%      (9.42)%     11.12%

-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)    $52,205        $25,899      $17,526        $8,344      $6,279      $5,900
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $39,946        $21,672      $11,090        $6,714      $6,579      $5,276
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (1.14)%        (0.26)%      (0.38)%        1.01%      (0.13)%     (0.22)%
 Total expenses                                 2.02% 4,5      2.13% 4      2.22% 4,5     2.11% 4     2.19% 4     2.40% 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          51%           134%          60%           25%         36%         45%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                          SIX MONTHS                                      YEAR
                                               ENDED                                     ENDED
                                   DECEMBER 31, 2003                                  JUNE 30,
  CLASS N                                (UNAUDITED)           2003         2002        2001 1
------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $13.68         $13.31       $ 9.89         $9.11
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.02)           .01          .47          (.06)
 Net realized and unrealized gain               8.24            .53         3.40           .84
                                              --------------------------------------------------
 Total from investment operations               8.22            .54         3.87           .78
------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.74)          (.17)        (.45)           --
 Distributions from net realized gain           (.45)            --           --            --
                                              --------------------------------------------------
 Total dividends and/or
 distributions to shareholders                 (1.19)          (.17)        (.45)           --
------------------------------------------------------------------------------------------------
 Net asset value, end of period               $20.71         $13.68       $13.31         $9.89
                                              ==================================================

------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            60.57%          4.17% 3     40.97%         8.56%

------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)     $3,363         $1,419         $130            $1
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $2,128         $  775         $ 34            $1
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                  (0.75)%         0.13%        1.87%        (2.09)%
 Total expenses                                 1.63%          1.80%        1.69%         1.11%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses             N/A 5         1.69%         N/A 5,6       N/A 5
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          51%           134%          60%           25%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign


18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
 securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended December 31, 2003, the Fund's projected benefit obligations were increased by $2,088 and payments of $100 were made to retired trustees, resulting in an accumulated liability of $19,400 as of December 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  SIX MONTHS ENDED DECEMBER 31, 2003      YEAR ENDED JUNE 30, 2003
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                        4,603,070  $ 82,898,699     12,695,881   $162,153,290
 Dividends and/or
 distributions reinvested      496,379     9,778,674         97,913      1,224,902
 Redeemed                   (3,738,933)  (65,091,479)   (12,093,039)  (152,183,449)
                            --------------------------------------------------------
 Net increase                1,360,516   $27,585,894        700,755   $ 11,194,743
                            ========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,025,698  $ 18,762,572      2,918,264   $ 37,034,790
 Dividends and/or
 distributions reinvested      154,946     2,990,469         12,921        158,928
 Redeemed                     (883,159)  (15,679,897)    (2,655,129)   (32,748,987)
                            --------------------------------------------------------
 Net increase                  297,485   $ 6,073,144        276,056   $  4,444,731
                            ========================================================

20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                  SIX MONTHS ENDED DECEMBER 31, 2003      YEAR ENDED JUNE 30, 2003
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,869,962  $ 33,144,528      2,514,063   $ 32,027,347
 Dividends and/or
 distributions reinvested       99,688     1,922,987          7,322         90,069
 Redeemed                   (1,337,774)  (24,398,194)    (1,940,814)   (24,126,870)
                            --------------------------------------------------------
 Net increase                  631,876   $10,669,321        580,571    $ 7,990,546
                            ========================================================

------------------------------------------------------------------------------------
 CLASS N
 Sold                          130,310   $ 2,485,020        225,369   $  2,872,002
 Dividends and/or
 distributions reinvested        9,048       176,535            615          7,642
 Redeemed                      (80,737)   (1,457,304)      (132,004)    (1,664,161)
                            --------------------------------------------------------
 Net increase                   58,621   $ 1,204,251         93,980    $ 1,215,483
                            ========================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2003, were $160,784,289 and $138,431,747, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2003, the Fund paid $317,138 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their


21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B, Class C and Class N shares was $1,619,383, $701,799 and $48,949, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A        CLASS B        CLASS C        CLASS N
                                   CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                       CLASS A       DEFERRED       DEFERRED       DEFERRED       DEFERRED
               FRONT-END SALES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS   CHARGES RETAINED    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED          BY DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------
 Dec. 31, 2003        $114,508        $60,780       $109,991        $18,824        $11,742

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of December 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 6. OPTION ACTIVITY Continued
 Written option activity for the six months ended December 31, 2003 was as follows:
                                                            PUT OPTIONS
                                            ---------------------------
                                            NUMBER OF         AMOUNT OF
                                            CONTRACTS          PREMIUMS
                 ------------------------------------------------------
                 Options outstanding
                 as of June 30, 2003            1,700          $ 72,599
                 Options closed or expired     (1,700)          (72,599)
                                              -------------------------
                 Options outstanding
                 as of December 31, 2003           --          $     --
                                              =========================

--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at December 31, 2003.


24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)